Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

  1.   Name and address of issuer:   Fund for Government
                                     Investors, Inc.
                                     4922 Fairmont Avenue
                                     Bethesda, Maryland 20814

  2. Name of each series or class of funds for which this notice is filed: Fund for Government Investors, Inc.

  3.   Investment Company Act File Number:  811-2539

       Securities Act File Number:  2-52552

  4.   Last day of fiscal year for which this notice is filed:
       December 31, 1995

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
       24f-2 declaration:                           [ ]

  6.   Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                None

  9. Number and aggregate sale price of securities sold during the fiscal year:

                      Shares Sold:    2,638,589,100
             Aggregate Sale Price:  $ 2,638,589,100
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  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                      Shares Sold:   2,638,589,100
            Aggregate Sale Price:  $ 2,638,589,100

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

  12.  Calculation of registration fee:

          (i)    Aggregate sale price of securities sold
                 during the fiscal year in reliance on rule     $  2,638,589,100
                 24f-2 (from Item 10):

         (ii)    Aggregate price of shares issued in
                 connection with dividend reinvestment plans
                 (from Item 11, if applicable):                 +

        (iii)    Aggregate price of shares redeemed or
                 repurchased during the fiscal year (if
                 applicable):                                   -  2,585,548,223


         (iv)    Aggregate price of shares redeemed or
                 repurchased and previously applied as a
                 reduction to filing fees pursuant to rule
                 24e-2 (if applicable):                         +


          (v)    Net aggregate price of securities sold and
                 issued during the fiscal year in reliance on
                 rule 24f-2 [line (i), plus line (ii), less
                 line (iii), plus line (iv)] (if applicable):   $     53,040,877


         (vi)    Multiplier prescribed by Section 6(b) of the
                 Securities Act of 1933 or other applicable
                 law or regulation (see Instruction C.6):       x       .0003448


        (vii)    Fee due [line (i) or line (v) multiplied by
                 line (vi)]:                                    $      18,288.49



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  Instruction:   Issuers should complete lines (ii), (iii),
                 (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
       Commission's Rules of Informal and Other Procedures (17
       CFR 202.3a).                                 [X]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1996

            Wire Reference No.:  FT0044
            Time Transmitted:  14:20


                             SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/Timothy N. Coakley

                           Timothy N. Coakley, Vice President &
                           Controller


  Date 2/27/96

  *Please print the name and title of the signing officer below the signature.
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